Revenues (Details) - Schedule of changes in deferred revenue - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 72,035,000		$ 65,404,000
Deferred revenues - long-term	20,138,000	$ 19,057,000
Revenue recognized	15,700,000
Remaining performance obligations	93,400,000
Expected remaining performance obligations recognized during next 12 months	62,700,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	14,700,000
Expected remaining performance obligations recognized remainder thereafter	16,000,000.0
Deferred sales commissions	$ 9,900,000	$ 10,300,000